Provisions - Summary of Detailed Information About Provisions (Details) - AUD ($)	Jun. 30, 2023	Jun. 30, 2022
Disclosure Of Provision Abstract
Current Employee benefits	$ 457,017	$ 409,320
Non-Current Employee benefits	$ 22,398	$ 10,460